Amount Due From/To Related Parties (Tables)	6 Months Ended
Jun. 30, 2024
Amount Due from/to Related Parties [Abstract]
Schedule of Due from Related Parties	Due from related parties:
	(Unaudited)	(Audited)
	June 30, 2024	December 31, 2023
	USD	USD
(a) Affiliated companies:
Du – UAE	352,996	69,517
Mobily – KSA	70,343	203,962
	423,339	273,479
(b) Due from related parties:
Maher Khawkhaji (General manager of Spotlight Recreational Services LLC)	56,746	73,482
Gulf DTH FZ LLC	876,984	-
	933,730	73,482
	1,357,069	346,961

Schedule of Due to Shareholders and Related Parties	Due to shareholders and related parties
	(Unaudited)	(Audited)
	June 30, 2024	December 31, 2023
	USD	USD
(a) Due to shareholders
Edgard Maroun	371,426	606,816
Elias Habib	262,149	490,681
	633,575	1,097,497
(b) Due to related parties:
Gulf DTH FZ LLC	12,209,271	-
	12,209,271	-
	12,842,846	1,097,497

Schedule of Statement of Comprehensive Income	Significant transactions with related parties included in the condensed interim consolidated statement of comprehensive income are as follows:
	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2024	2023
	USD	USD

Revenues from Du and Mobily	785,384	538,509
Fees paid to Du and Mobily (cost of revenue)	(147,697)	(125,788)

Schedule of Compensation of Key Management Personnel of the Group	Compensation of key management personnel of the Group
	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2024	2023
	USD	USD

Short term employee benefits	640,637	694,969
Post-employment pension and medical benefits	23,071	29,287
Termination benefits	-	6,513
Total compensation of key management personnel of the Group	663,708	730,769